Janus Investment Fund

Perkins Mid Cap Value Fund
Perkins Select Value Fund
Perkins Small Cap Value Fund

Supplement dated April 1, 2013
to Currently Effective Prospectuses

The following replaces the corresponding information for each of Perkins Mid Cap Value Fund, Perkins Select Value Fund, and Perkins Small Cap Value Fund (each, a “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Perkins Mid Cap Value Fund’s Prospectus:

Portfolio Managers: Jeffrey R. Kautz, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Thomas M. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Kevin Preloger is Co-Portfolio Manager of the Fund, which he has co-managed since April 2013.

2.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Perkins Select Value Fund’s Prospectus:

Portfolio Managers: Robert H. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Alec Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since April 2013.

3.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Perkins Small Cap Value Fund’s Prospectus:

Portfolio Managers: Robert H. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Tom Reynolds is Co-Portfolio Manager of the Fund, which he has co-managed since April 2013. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since March 2009.

4.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectus related to the portfolio management of each Fund:

Perkins Mid Cap Value Fund

Co-Portfolio Managers Jeffrey R. Kautz, Thomas M. Perkins, and Kevin Preloger are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Jeffrey R. Kautz, CFA, is Co-Portfolio Manager of Perkins Mid Cap Value Fund. Mr. Kautz has co-managed Perkins Mid Cap Value Fund since inception and the Fund’s predecessor since 2002. He is also Portfolio Manager of other Janus accounts. Mr. Kautz is the Chief Investment Officer of Perkins Investment Management LLC (since 2007). Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz holds the Chartered Financial Analyst designation.

Thomas M. Perkins is Co-Portfolio Manager of Perkins Mid Cap Value Fund. Mr. Perkins has co-managed Perkins Mid Cap Value Fund and the Fund’s predecessor since inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.

Kevin Preloger is Co-Portfolio Manager of Perkins Mid Cap Value Fund, which he has co-managed since April 2013. He is also Portfolio Manager of other Janus accounts. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. He holds a Bachelor of Arts degree in Economics from Northwestern University.

Perkins Select Value Fund

Co-Portfolio Managers Robert H. Perkins and Alec Perkins are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Robert H. Perkins is Co-Portfolio Manager of Perkins Select Value Fund, which he has co-managed since inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1970. He holds a Bachelor of Science degree in Business from Miami University.

Alec Perkins is Co-Portfolio Manager of Perkins Select Value Fund, which he has co-managed since April 2013. Mr. Perkins joined Perkins in June 2002 as a research analyst covering real estate investment trusts and homebuilding stocks. He holds a Bachelor of Arts degree in History, with minors in Economics and Chinese, from Middlebury College, a Master’s degree from Stanford University, and a Master of Business Administration from University of California Berkeley’s Haas School of Business.

Perkins Small Cap Value Fund

Co-Portfolio Managers Robert H. Perkins, Tom Reynolds, and Justin Tugman are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Robert H. Perkins is Co-Portfolio Manager of Perkins Small Cap Value Fund, and he co-managed the Fund’s predecessor since its inception in 1985. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1970. He holds a Bachelor of Science degree in Business from Miami University.

Tom Reynolds is Co-Portfolio Manager of Perkins Small Cap Value Fund, which he has co-managed since April 2013. Mr. Reynolds joined Perkins in August 2009 as a research analyst covering the financial services sector. Prior to joining Perkins, Mr. Reynolds was a research analyst with Continental Advisors from 2003 to 2006. He holds a Bachelor of Arts degree in Anthropology from Dartmouth College and a Master of Business Administration from the University of Chicago Booth School of Business, where he graduated with honors.

Justin Tugman, CFA, is Co-Portfolio Manager of Perkins Small Cap Value Fund, which he has co-managed since March 2009. Mr. Tugman joined Perkins in June 2004 as a research analyst. Mr. Tugman holds a Bachelor of Science degree in Finance from the University of Wyoming and a Master’s degree in Finance from Tulane University. Mr. Tugman holds the Chartered Financial Analyst designation.

Please retain this Supplement with your records.

Janus Investment Fund

Perkins Mid Cap Value Fund
Perkins Small Cap Value Fund

Class L Shares

Supplement dated April 1, 2013
to Currently Effective Prospectuses

The following replaces the corresponding information for each of Perkins Mid Cap Value Fund and Perkins Small Cap Value Fund (each, a “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Perkins Mid Cap Value Fund’s Prospectus:

Portfolio Managers: Jeffrey R. Kautz, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Thomas M. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Kevin Preloger is Co-Portfolio Manager of the Fund, which he has co-managed since April 2013.

2.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Perkins Small Cap Value Fund’s Prospectus:

Portfolio Managers: Robert H. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Tom Reynolds is Co-Portfolio Manager of the Fund, which he has co-managed since April 2013. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since March 2009.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectus related to the portfolio management of each Fund:

Perkins Mid Cap Value Fund

Co-Portfolio Managers Jeffrey R. Kautz, Thomas M. Perkins, and Kevin Preloger are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Jeffrey R. Kautz, CFA, is Co-Portfolio Manager of Perkins Mid Cap Value Fund. Mr. Kautz has co-managed Perkins Mid Cap Value Fund since inception and the Fund’s predecessor since 2002. He is also Portfolio Manager of other Janus accounts. Mr. Kautz is the Chief Investment Officer of Perkins Investment Management LLC (since 2007). Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz holds the Chartered Financial Analyst designation.

Thomas M. Perkins is Co-Portfolio Manager of Perkins Mid Cap Value Fund. Mr. Perkins has co-managed Perkins Mid Cap Value Fund and the Fund’s predecessor since inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.

Kevin Preloger is Co-Portfolio Manager of Perkins Mid Cap Value Fund, which he has co-managed since April 2013. He is also Portfolio Manager of other Janus accounts. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. He holds a Bachelor of Arts degree in Economics from Northwestern University.

Perkins Small Cap Value Fund

Co-Portfolio Managers Robert H. Perkins, Tom Reynolds, and Justin Tugman are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Robert H. Perkins is Co-Portfolio Manager of Perkins Small Cap Value Fund, and he co-managed the Fund’s predecessor since its inception in 1985. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1970. He holds a Bachelor of Science degree in Business from Miami University.

Tom Reynolds is Co-Portfolio Manager of Perkins Small Cap Value Fund, which he has co-managed since April 2013. Mr. Reynolds joined Perkins in August 2009 as a research analyst covering the financial services sector. Prior to joining Perkins, Mr. Reynolds was a research analyst with Continental Advisors from 2003 to 2006. He holds a Bachelor of Arts degree in Anthropology from Dartmouth College and a Master of Business Administration from the University of Chicago Booth School of Business, where he graduated with honors.

Justin Tugman, CFA, is Co-Portfolio Manager of Perkins Small Cap Value Fund, which he has co-managed since March 2009. Mr. Tugman joined Perkins in June 2004 as a research analyst. Mr. Tugman holds a Bachelor of Science degree in Finance from the University of Wyoming and a Master’s degree in Finance from Tulane University. Mr. Tugman holds the Chartered Financial Analyst designation.

Please retain this Supplement with your records.